Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 23,099	$ 17,100
Restricted cash		35
Prepaid expenses and other current assets	529	343
Due from related party	64
Minority interest investment in former subsidiary	978
Current assets held for sale		516
Total current assets	24,670	17,994
Long-term assets
Property and equipment, net	12	23
Other assets		126
Intangible assets, net	18,469	20,413
Long-term assets held for sale		466
Total assets	43,151	39,022
Current liabilities
Accounts payable	934	633
Accrued compensation and other current liabilities	943	973
Current liabilities held for sale		127
Total current liabilities	1,877	1,733
Long-term liabilities
Contingent liability for Essentialis purchase price	5,649	5,082
Other liabilities		13
Long-term liabilities held for sale		225
Total liabilities	12,738	12,205
Commitments and contingencies (Note 7)
Stockholders’ equity
Common stock	32	19
Additional paid-in-capital	157,413	140,495
Accumulated deficit	(127,032)	(113,697)
Total stockholders’ equity	30,413	26,817
Total liabilities and stockholders’ equity	43,151	39,022
Series B Convertible Preferred Stock [Member]
Stockholders’ equity
Preferred stock
Series A Warrant Liability [Member]
Long-term liabilities
Warrant liability	49	70
Series C Warrant [Member]
Long-term liabilities
Warrant liability	0	6
2017 PIPE Warrant Liability [Member]
Long-term liabilities
Warrant liability	4,563	$ 5,076
2018 PIPE Warrant Liability [Member]
Long-term liabilities
Warrant liability	$ 600